RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Partnership Management Fees Paid [Line Items]
Fund management fees paid	$ 5,635,411	$ 2,766,014
Series Twenty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	95,580	50,000
Series Twenty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	3,177	0
Series Twenty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	32,873	142,116
Series Twenty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	215,459	426,346
Series Twenty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,352	64,002
Series Twenty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	23,736	27,661
Series Twenty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	103,978	152,491
Series Twenty Seven [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	153,432	207,252
Series Twenty Eight [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	97,548	879,536
Series Twenty Nine [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	323,993	0
Series Thirty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	346,084	0
Series Thirty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	3,075,470	604,556
Series Thirty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	118,416	62,000
Series Thirty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	53,079	0
Series Thirty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	589,727	50,000
Series Thirty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	44,000	50,000
Series Thirty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	25,000	50,054
Series Thirty Seven [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Thirty Eight [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	25,000	0
Series Thirty Nine [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	29,999	0
Series Forty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	153,508	0
Series Forty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,000	0
Series Forty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	$ 25,000	$ 0